THE ADVISORS' INNER CIRCLE FUND II
                           STATEMENT OF CERTIFICATION
                            PURSUANT TO RULE 497(J)

The Advisors' Inner Circle Fund II (the "Trust") hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statements of Additional Information dated November 28, 2016 that would have been filed under paragraph
(c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 213 to the Trust's Registration Statement on Form N-1A (File Nos. 033-50718 and 811-07102), which was filed electronically on November 28, 2016 (Accession No. 0001135428-16-001879).

The Advisors' Inner Circle Fund II

By: /s/ Dianne M. Descoteaux
    ----------------------------
    Dianne M. Descoteaux

Title: Vice President and Secretary

Date: November 30, 2016